Segment Information - Supplemental Geographical Information Based on Location (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Assets	¥ 20,419,122	¥ 19,349,164	¥ 18,958,123
Unallocated corporate assets [member]
Disclosure of geographical areas [line items]
Assets	¥ 682,842	¥ 519,780	¥ 530,809